Share Capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share Capital

19. Share Capital

Upon approval of shareholders of the Company on March 12, 2021, every 1.74 ordinary shares with a par value of USD 0.0001 each in the authorized share capital of the Company (including all issued and unissued shares) were consolidated into one share with a par value of USD 0.000174 each. Therefore, the authorized share capital of the Company was changed from USD 50,000 to USD 76,560. The authorized share capital of the Company as of December 31, 2022 was USD 76,560. The number of ordinary shares below are presented retrospectively as if such Share Consolidation took place as of January 1, 2019.

	Number of Ordinary Shares	Share Capital	Share Premium(i)	Total
		RMB’000	RMB’000	RMB’000
As of January 1, 2020	17,684,770	21	38,123	38,144
Issuance of shares to Co-Founders (iii, Note 22)	282,526	1	3,343	3,344
Issuance of treasury shares	1,686,495	2	—	2
As of December 31, 2020	19,653,791	24	41,466	41,490
Issuance of ordinary shares (i)	12,937,500	14	1,305,805	1,305,819
Conversion from preferred shares to ordinary shares (Note 24)	24,791,804	28	2,743,597	2,743,625
Repurchase of ordinary shares (ii)	(20,765)	—	—	—
Issuance of shares to Co-Founders (iii, Note 22)	121,080	—	1,417	1,417
Exercise of stock options	—	—	2,149	2,149
As of December 31, 2021	57,483,410	66	4,094,434	4,094,500
Issuance of ordinary shares (v)	25,468	—	132	132
Shares surrendered and cancelled (iv)	(60,540)	—	—	—
As of December 31, 2022	57,448,338	66	4,094,566	4,094,632

(i)
In March 2021, 12,937,500 ADSs (representing 12,937,500 ordinary shares, including the exercise of the option by the underwriters in full to purchase additional ADSs) were offered by the Company in connection with its listing on Nasdaq, and the proceeds received were USD 219.9 million or RMB 1,431.8 million based on the exchange rate as of the date of the IPO. The Company incurred issuance costs of USD 19.3 million in connection with this offering.
(ii)
In March 2021, at the request of one co-founder, the Company repurchased 20,765 ordinary shares from him for a consideration of RMB 2.5 million (USD 0.4 million) for the payment of employee withholding taxes related to share-based awards, then such shares were cancelled accordingly.
(iii)
Pursuant to the Company’s shareholder agreement in effect as of the completion of the Series C financing (see Note 22), each of the Company’s founders was entitled to two or more votes to ensure the Co-Founders control the majority of the votes under certain circumstances.
(iv)
In May 2022, a related party surrendered 60,540 ordinary shares for no consideration. The surrendered shares were cancelled. In relation to the share surrender, the Company did not enter into any agreement or commitment for future consideration or compensation.
(v)
On November 1, 2022, the 25,468 shares were issued under the 2021 ESPP Plan.